INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS
Intangible assets (exclude land use rights)
	2011	2012
	RMB	RMB
Intangible assets
Intangible assets to be amortized
Non-compete agreements	11,479,610	11,479,610
Customer list	11,142,578	15,942,578
Supplier Relationship	9,700,000	9,700,000
Technology patent	9,240,000	9,240,000
Cross-border travel agency license	1,117,277	1,117,277
Intangible assets not subject to amortization
Trade mark	272,715,235	290,715,235
Golf membership certificate	4,200,000	4,200,000
Others	8,706,321	8,736,321
	328,301,021	351,131,021
Less: accumulated amortization
Intangible assets to be amortized
Non-compete agreements	(6,887,766)	(9,183,688)
Customer list	(7,846,786)	(10,499,636)
Supplier Relationship	(485,000)	(1,455,000)
Technology patent	(5,544,000)	(7,392,000)
Cross-border travel agency license	(1,117,277)	(1,117,277)
Intangible assets not subject to amortization
Trade mark	—	—
Golf membership certificate	—	—
Others	—	—
	(21,880,829)	(29,647,601)
Net book value
Intangible assets to be amortized
Non-compete agreements	4,591,844	2,295,922
Customer list	3,295,792	5,442,942
Supplier Relationship	9,215,000	8,245,000
Technology patent	3,696,000	1,848,000
Cross-border travel agency license	—	—
Intangible assets not subject to amortization
Trade mark	272,715,235	290,715,235
Golf membership certificate	4,200,000	4,200,000
Others	8,706,321	8,736,321
	306,420,192	321,483,420

Schedule of finite-lived intangible assets, future amortization expense
Amortization
RMB

2013	6,229,366
2014	1,240,000
2015	1,240,000
2016	1,240,000
2017	1,240,000
11,189,366